Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP 91-1857900-003
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
EIN: 91-1857900
Plan Number: 003
Form 5500, Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b)	(c)		(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value		Cost	Current Value
	Mutual funds:
	American Funds EuroPacific Growth Fund Class R6	90,085	shares	**	$5,457,336
	American Funds New Perspective Fund Class R6	14,880	shares	**	1,051,601
	Fidelity Advisor Total Bond Fund Class Z	806,944	shares	**	7,795,078
	Fidelity 500 Findex Institutional Prem	93,323	shares	**	22,184,763
	Fidelity Inflation-Protected Bond Index Fund	171,603	shares	**	1,565,024
	JPMorgan Large Cap Growth Fund Class R6	167,021	shares	**	14,437,279
	PIMCO RAE US Small Fund Institutional Class	358,283	shares	**	4,166,831
	T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund I Class	106,151	shares	**	4,796,975
	Vanguard Emerging Markets Stock Index Fund Admiral Shares	69,780	shares	**	3,112,874
	Vanguard Equity-Income Fund Admiral Shares	85,060	shares	**	7,902,899
	Vanguard Extended Market Index Fund Institutional Shares	47,301	shares	**	7,502,414
	Vanguard Real Estate Index Fund Admiral Shares	20,294	shares	**	2,544,670
	Vanguard Target Retirement 2020 Fund	27,895	shares	**	765,708
	Vanguard Target Retirement 2025 Fund	97,328	shares	**	1,941,701
	Vanguard Target Retirement 2030 Fund	62,689	shares	**	2,653,634
	Vanguard Target Retirement 2035 Fund	133,298	shares	**	3,649,708
	Vanguard Target Retirement 2040 Fund	46,555	shares	**	2,325,414
	Vanguard Target Retirement 2045 Fund	83,790	shares	**	2,910,867
	Vanguard Target Retirement 2050 Fund	53,547	shares	**	3,174,288
	Vanguard Target Retirement 2055 Fund	20,412	shares	**	1,350,461
	Vanguard Target Retirement 2060 Fund	14,226	shares	**	867,520
	Vanguard Target Retirement 2065 Fund	19,749	shares	**	790,551
	Vanguard Target Retirement 2070 Fund	3,995	shares	**	127,136
	Vanguard Target Retirement Income Fund	6,220	shares	**	86,276
	Vanguard Total Bond Market Index Fund Institutional Shares	696,374	shares	**	6,803,576
	Vanguard Total International Stock Index Fund Admiral Shares	133,577	shares	**	5,413,881
	Total Mutual funds				115,378,465
	Stable value collective trust fund:
	Galliard Stable Value C	56,346	units	**	3,570,103
*	Heritage Financial Corporation common stock	233,696	shares	**	5,526,911
	Money market accounts:
	Schwab Money Market Account	221,640	units	**	221,640
	Vanguard Treasury Money Market Investor	146,955	units	**	146,955
	Total Money Market accounts				368,595
	Total investments at fair value				124,475,479
*	Notes receivable from participants	Interest rates from 3.25% to 8.50% and maturing through 2048-04-24		**	749,121
	Total				$125,224,600
*	A party-in-interest as defined by ERISA.
**	The cost of participant-directed investments is not required to be disclosed and therefore is not included.